Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2014
Interest and Finance Costs [Abstract]:
Interest And Finance Costs [Table Text Block]

	2013	2014
Interest expense	14,841	22,427
Interest capitalized	(5,863)	(1,795)
Swap effect	22,694	24,384
Amortization and write-off of financing costs	611	3,025
Commitment fees	1,691	161
Bank charges and other	134	160
	34,108	48,362